S000076295 [Member] Average Annual Total Returns	12 Months Ended	43 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	16.47%
Performance Inception Date		Jun. 01, 2022
Russell 2500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	11.91%	9.84%
Performance Inception Date		Jun. 01, 2022
Bridge Builder Tax Managed Small/Mid Cap Fund
Prospectus [Line Items]
Average Annual Return, Percent	5.93%	8.60%
Performance Inception Date		Jun. 01, 2022
Bridge Builder Tax Managed Small/Mid Cap Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	5.74%	8.41%
Performance Inception Date		Jun. 01, 2022
Bridge Builder Tax Managed Small/Mid Cap Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.65%	6.69%
Performance Inception Date		Jun. 01, 2022